Leases - Summary of leases liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 70,651,797
- New leases	5,683,676
- Payments of principal and interests from leases	(10,709,421)
- Accrued interest	4,800,153
- Foreign exchange	(2,277,578)
Ending balance	$ 68,148,627